BUCKSPORT ENERGY ASSET INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2011
Bucksport Energy Asset Investment

Balances included in the balance sheet at December 31, 2011 and 2010, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2011	2010
Other receivables	$802	$65
Other current assets(1)	163	158

Total current assets	$965	$223

Property, plant, and equipment	$10,671	$10,671
Accumulated depreciation	(3,266)	(2,639)

Net property, plant, and equipment	$7,405	$8,032

Current liabilities	$(170)	$(159)

(1)	Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.